BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS
May 31, 2023 (Unaudited)

COMMON STOCKS - 75.4%	Shares	Value
Communications - 8.2%
Cable & Satellite - 0.6%
Comcast Corporation - Class A	15,122	$ 595,051

Internet Media & Services - 6.8%
Alphabet, Inc. - Class A (a)	16,036	1,970,343
Alphabet, Inc. - Class C (a)	14,124	1,742,478
Booking Holdings, Inc. (a)	137	343,702
Meta Platforms, Inc. - Class A (a)	5,899	1,561,583
Netflix, Inc. (a)	1,495	590,869
Shopify, Inc. - Class A (a)	7,963	455,404
		6,664,379
Publishing & Broadcasting - 0.2%
Scholastic Corporation	468	19,881
World Wrestling Entertainment, Inc. - Class A	1,339	135,667
		155,548
Telecommunications - 0.6%
Deutsche Telekom AG - ADR	20,253	449,414
Gogo, Inc. (a)	1,284	19,324
T-Mobile US, Inc. (a)	1,131	155,230
		623,968
Consumer Discretionary - 7.5%
Apparel & Textile Products - 0.7%
Kering S.A. - ADR	4,375	233,537
LVMH Moet Hennessy Louis Vuitton SE - ADR	2,696	472,043
		705,580
Automotive - 1.7%
Mercedes-Benz Group AG - ADR	24,604	459,111
Tesla, Inc. (a)	4,756	969,891
Toyota Motor Corporation - ADR	1,709	232,646
		1,661,648
Consumer Services - 0.1%
Perdoceo Education Corporation (a)	737	8,689
Stride, Inc. (a)	1,199	48,452
		57,141

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 75.4% (Continued)	Shares	Value
Consumer Discretionary - 7.5% (Continued)
E-Commerce Discretionary - 3.1%
Amazon.com, Inc. (a)	24,949	$ 3,008,350

Leisure Facilities & Services - 1.0%
McDonald's Corporation	2,491	710,209
Starbucks Corporation	2,200	214,808
		925,017
Retail - Discretionary - 0.9%
Builders FirstSource, Inc. (a)	4,091	474,352
Lowe's Companies, Inc.	2,208	444,095
		918,447
Consumer Staples - 6.3%
Beverages - 1.7%
Anheuser-Busch InBev S.A./N.V. - ADR	4,333	231,382
Coca-Cola Company (The)	7,016	418,575
Coca-Cola Consolidated, Inc.	94	62,204
MGP Ingredients, Inc.	305	28,993
National Beverage Corporation (a)	543	26,835
PepsiCo, Inc.	4,790	873,456
		1,641,445
Food - 1.0%
Hostess Brands, Inc. (a)	4,601	114,473
Kraft Heinz Company (The)	1,538	58,782
Mondelēz International, Inc. - Class A	4,536	332,988
Nestlé S.A. - ADR	3,893	462,216
Post Holdings, Inc. (a)	744	63,210
		1,031,669
Household Products - 2.5%
Colgate-Palmolive Company	2,997	222,917
Inter Parfums, Inc.	324	40,694
L'Oreal S.A. - ADR	5,694	486,438
Procter & Gamble Company (The)	8,399	1,196,858
Unilever plc - ADR	9,272	463,044
		2,409,951
Retail - Consumer Staples - 1.0%
Murphy USA, Inc.	880	243,250

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 75.4% (Continued)	Shares	Value
Consumer Staples - 6.3% (Continued)
Retail - Consumer Staples - 1.0% (Continued)
Walmart, Inc.	5,146	$ 755,793
		999,043
Tobacco & Cannabis - 0.1%
Universal Corporation	560	28,868
Vector Group Ltd.	2,458	28,783
		57,651
Wholesale - Consumer Staples - 0.0% (b)
Andersons, Inc. (The)	825	32,183

Energy - 3.0%
Oil & Gas Producers - 3.0%
BP plc - ADR	6,884	232,060
Civitas Resources, Inc.	1,334	89,111
Exxon Mobil Corporation	12,254	1,252,114
PBF Energy, Inc. - Class A	4,461	164,209
PDC Energy, Inc.	2,663	182,735
Range Resources Corporation	8,848	242,170
Ranger Oil Corporation - Class A	265	9,739
Shell plc - ADR	8,321	465,976
TotalEnergies SE - ADR	4,154	233,870
Woodside Energy Group Ltd. - ADR	1,543	34,069
		2,906,053
Financials - 5.6%
Banking - 2.8%
BNP Paribas S.A. - ADR	8,010	232,450
HSBC Holdings plc - ADR	13,396	493,241
JPMorgan Chase & Company	10,929	1,483,175
Mitsubishi UFJ Financial Group, Inc. - ADR	70,584	466,560
		2,675,426
Insurance - 2.7%
Allianz SE - ADR	10,814	231,203
American Equity Investment Life Holding Company	724	28,562
Berkshire Hathaway, Inc. - Class B (a)	6,120	1,965,010
Genworth Financial, Inc. - Class A (a)	11,817	63,221
Kinsale Capital Group, Inc.	580	175,728

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 75.4% (Continued)	Shares	Value
Financials - 5.6% (Continued)
Insurance - 2.7% (Continued)
Unum Group	3,738	$ 162,416
		2,626,140
Specialty Finance - 0.1%
Capital One Financial Corporation	653	68,049
MR Cooper Group, Inc. (a)	1,431	66,198
		134,247
Health Care - 5.5%
Biotech & Pharma - 5.3%
Amphastar Pharmaceuticals, Inc. (a)	1,466	65,046
AstraZeneca plc - ADR	6,925	506,079
Corcept Therapeutics, Inc. (a)	2,080	48,859
CSL Ltd. - ADR	4,611	460,916
Dynavax Technologies Corporation (a)	1,726	19,728
Eli Lilly & Company	2,185	938,370
Exelixis, Inc. (a)	6,347	122,370
Gilead Sciences, Inc.	2,534	194,966
Merck & Company, Inc.	9,042	998,327
Novartis AG - ADR	4,958	477,207
Novo Nordisk A/S - ADR	3,297	529,037
Prestige Consumer Healthcare, Inc. (a)	503	28,787
Roche Holding AG - ADR	5,932	234,848
Sanofi - ADR	9,893	504,741
Supernus Pharmaceuticals, Inc. (a)	583	19,321
		5,148,602
Medical Equipment & Devices - 0.2%
Medtronic plc	2,474	204,748

Industrials - 5.8%
Aerospace & Defense - 1.5%
AAR Corporation (a)	669	33,523
Airbus SE - ADR	14,570	477,896
Boeing Company (The) (a)	2,067	425,182
Curtiss-Wright Corporation	492	77,765
Lockheed Martin Corporation	459	203,801

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 75.4% (Continued)	Shares	Value
Industrials - 5.8% (Continued)
Aerospace & Defense - 1.5% (Continued)
Raytheon Technologies Corporation	2,942	$ 271,076
		1,489,243
Commercial Support Services - 0.4%
CorVel Corporation (a)	156	30,489
FTI Consulting, Inc. (a)	613	115,250
Insperity, Inc.	353	39,084
Recruit Holdings Company Ltd. - ADR	38,310	233,691
		418,514
Diversified Industrials - 0.8%
General Electric Company	3,129	317,688
Siemens AG - ADR	5,813	477,247
		794,935
Electrical Equipment - 1.3%
ABB Ltd. - ADR	13,558	494,189
Belden, Inc.	1,103	96,502
nVent Electric PLC	3,356	145,583
Schneider Electric SE - ADR	14,114	486,227
		1,222,501
Engineering & Construction - 0.6%
AECOM	1,626	126,909
Comfort Systems USA, Inc.	904	133,774
Dycom Industries, Inc. (a)	651	66,031
KBR, Inc.	4,252	250,953
		577,667
Industrial Intermediate Products - 0.2%
Mueller Industries, Inc.	2,077	154,238

Industrial Support Services - 0.1%
Applied Industrial Technologies, Inc.	386	47,463

Transportation & Logistics - 0.9%
ArcBest Corporation	341	28,569
Deutsche Post AG - ADR	10,651	480,466
FedEx Corporation	795	173,294
Knight-Swift Transportation Holdings, Inc.	2,987	164,255

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 75.4% (Continued)	Shares	Value
Industrials - 5.8% (Continued)
Transportation & Logistics - 0.9% (Continued)
Marten Transport Ltd.	1,814	$ 38,366
Matson, Inc.	414	28,289
		913,239
Transportation Equipment - 0.0% (b)
Wabash National Corporation	1,066	24,998

Materials - 2.1%
Chemicals - 1.1%
Cabot Corporation	808	55,332
Linde plc	2,960	1,046,834
		1,102,166
Forestry, Paper & Wood Products - 0.2%
Boise Cascade Company	933	67,008
Louisiana-Pacific Corporation	658	38,506
UFP Industries, Inc.	732	57,169
		162,683
Metals & Mining - 0.2%
CONSOL Energy, Inc.	664	35,830
Encore Wire Corporation	817	133,718
Warrior Met Coal, Inc	1,046	34,288
		203,836
Steel - 0.6%
Commercial Metals Company	1,375	58,781
Reliance Steel & Aluminum Company	1,462	343,102
Steel Dynamics, Inc.	2,310	212,289
		614,172
Real Estate - 2.8%
REITs - 2.8%
Equinix, Inc.	1,316	981,144
Invitation Homes, Inc.	4,351	147,412
Life Storage, Inc.	1,401	178,473
Prologis, Inc.	7,357	916,314
Welltower, Inc.	7,410	552,860
		2,776,203

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 75.4% (Continued)	Shares	Value
Technology - 27.0%
Semiconductors - 4.9%
Advanced Micro Devices, Inc. (a)	4,523	$ 534,664
ASML Holding N.V.	733	529,907
Axcelis Technologies, Inc. (a)	1,073	169,051
Broadcom, Inc.	1,217	983,287
NVIDIA Corporation	6,473	2,448,995
Onto Innovation, Inc. (a)	797	85,558
Photronics, Inc. (a)	925	19,638
		4,771,100
Software - 9.4%
Adobe, Inc. (a)	1,399	584,488
Digi International, Inc. (a)	559	20,096
Microsoft Corporation	21,233	6,972,705
Oracle Corporation	4,700	497,918
PDF Solutions, Inc. (a)	757	31,983
Salesforce, Inc. (a)	2,657	593,521
SAP SE - ADR	3,958	516,282
		9,216,993
Technology Hardware - 9.8%
Apple, Inc.	44,764	7,934,419
Avnet, Inc.	1,102	48,312
Cisco Systems, Inc.	14,775	733,874
Extreme Networks, Inc. (a)	2,399	49,419
NetScout Systems, Inc. (a)	630	19,228
Nintendo Company Ltd. - ADR	22,148	234,104
Sony Group Corporation - ADR	5,418	507,667
		9,527,023
Technology Services - 2.9%
Accenture plc - Class A	1,011	309,285
CACI International, Inc. - Class A (a)	225	67,324
Mastercard, Inc. - Class A	3,030	1,106,011
Visa, Inc. - Class A	5,984	1,322,644
		2,805,264
Utilities - 1.6%
Electric Utilities - 1.4%
Constellation Energy Corporation	778	65,367

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 75.4% (Continued)	Shares	Value
Utilities - 1.6% (Continued)
Electric Utilities - 1.4% (Continued)
Enel S.p.A. - ADR	74,668	$ 465,182
Iberdrola S.A. - ADR	9,699	474,087
IDACORP, Inc.	471	49,017
Southern Company (The)	3,764	262,539
		1,316,192
Gas & Water Utilities - 0.2%
Chesapeake Utilities Corporation	372	47,504
New Jersey Resources Corporation	1,397	67,685
ONE Gas, Inc.	1,372	111,050
		226,239

Total Common Stocks (Cost $65,215,436)		$ 73,546,956

EXCHANGE-TRADED FUNDS - 21.9%	Shares	Value
ClearShares Ultra-Short Maturity ETF	48,383	$ 4,848,702
Global X MSCI Greece ETF	3,193	108,562
iShares 0-3 Month Treasury Bond ETF	20,818	2,094,083
iShares Gold Trust (a)	127,360	4,737,792
iShares MSCI Brazil ETF	7,123	205,285
iShares MSCI Chile ETF	8,798	248,631
iShares MSCI India ETF (a)	22,776	949,759
iShares MSCI Indonesia ETF	2,350	54,943
iShares MSCI Mexico ETF	6,731	402,850
iShares MSCI Qatar ETF	2,624	48,360
iShares MSCI Saudi Arabia ETF	2,122	84,859
iShares MSCI South Korea ETF	23,278	1,461,393
iShares MSCI Taiwan ETF	6,101	281,866
iShares MSCI Turkey ETF	3,071	93,205
iShares Short Treasury Bond ETF	15,775	1,741,718
iShares Treasury Floating Rate Bond ETF	43,570	2,206,821
SPDR Bloomberg 1-3 Month T-Bill ETF	19,558	1,794,838
Total Exchange-Traded Funds (Cost $20,813,803)		$ 21,363,667

BLUEPRINT ADAPTIVE GROWTH ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.3%	Shares	Value
Federated Government Obligations Fund - Institutional Class, 4.90% (c)	518,209	$ 518,209
First American Government Obligations Fund - Class X, 4.97% (c)	1,732,142	1,732,142
Total Money Market Funds (Cost $2,250,351)		$ 2,250,351

Investments at Value - 99.6% (Cost $88,279,590)		$ 97,160,974

Other Assets in Excess of Liabilities - 0.4%		438,543

Net Assets - 100.0%		$ 97,599,517

(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	The rate shown is the 7-day effective yield as of May 31, 2023.

A/S	- Aktieselskab
ADR	- American Depositary Receipt
AG	- Aktiengesellschaft
N.V.	- Naamloze Vennootschap
plc	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea
S.p.A.	- Societa per azioni